Wages, Salaries and Benefits - Summary of Information about Benefits of Directors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information About Benefits Of Directors [Abstract]
Fees	¥ 805	¥ 800	¥ 800
Salaries, allowances and benefits in kind	665	1,464	2,133
Performance related bonuses	0	0	0
Pension scheme contributions	21	41	34
Total	¥ 1,491	¥ 2,305	¥ 2,967